Short-Term Investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Short-Term Investments [Line Items]
Short-term investments	¥ 15,000		¥ 9,085		$ 2,145
Recorded investment income	¥ 634	$ 91	¥ 1,452	¥ 1,101
Minimum [Member]
Short-Term Investments [Line Items]
Percentage of expected rate of return	1.65%	1.65%
Maximum [Member]
Short-Term Investments [Line Items]
Percentage of expected rate of return	4.00%	4.00%